UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP

3043 Townsgate Road  Westlake Village, California 91361

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Townsgate Road  Westlake Village, California 91361
 (818) 224-7050

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Consolidated Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
March 31, 2018 (Unaudited)

INVESTMENTS - 110%*
SHORT-TERM INVESTMENT - 110%*
		Fair
Name of Issuer	Shares	value
Short-Term Investment
Morgan Stanley Liquidity Funds: Government Institutional Shares
yield 1.42% at March 31, 2018	$1,730,318	$1,730,318

TOTAL SHORT-TERM INVESTMENT (Cost $1,730,318)	1,730,318	1,730,318

TOTAL INVESTMENTS (Cost $1,730,318)		1,730,318

Liabilities in excess of other assets - 10%*		(161,162)

TOTAL PARTNERS’ CAPITAL - 100%*		$1,569,156

* Percentages are stated as a percent of partners’ capital
All investments are in the United States of America.

Fair Value of Investments

PNMAC Mortgage Opportunity Fund, LP (“the Master Fund”) carries its investments at fair values with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:
Level 1 – Quoted prices in active market for identical assets or liabilities.
Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect PNMAC Capital Management, LLC (the “Investment Manager”) judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.
As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” financial statement items, the Investment Manager is required to make judgments regarding these items’ fair values.  Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these financial statement items and their fair values.  Likewise, due to the general illiquidity of some of these financial statement items, subsequent transactions may be at values significantly different from those reported.
Following is a summary of financial statement items that are measured at fair value on a recurring basis for the period ended March 31, 2018:

Note 3—Fair Value
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$1,730,318	$-	$-	$1,730,318
	$1,730,318	$-	$-	$1,730,318

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.

There were no transfers of items measured at fair value between fair value hierarchy levels during the period ended March 31, 2018.

The following table presents a roll forward of the assets for which Level 3 inputs were used to determine value for the period ended March 31, 2018.
	Mortgage Loans	Total
Assets:
Balance at January 1, 2018	$31,157	$31,157
Sales	(342,659)	(342,659)
Repayments	(40,000)	(40,000)
Accrual of unearned discounts	18,615	18,615
Net gains on investments:
Realized	302,504	302,504
Unrealized	30,383	30,383
Balance at March 31, 2018	$-	$-

Changes in fair value recognized during the period
relating to assets still held at March 31, 2018	$-	$-

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)        /s/ David A. Spector
David A. Spector, CEO

Date         5/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ David A. Spector
David A. Spector, CEO

Date         5/30/18

By (Signature and Title)        /s/ Andrew S. Chang
Andrew S. Chang, CFO

Date         5/30/18